UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-5950

                      (Investment Company Act File Number)


                         Money Market Obligations Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  4/30/07


                Date of Reporting Period:  Quarter ended 7/31/06







ITEM 1.     SCHEDULE OF INVESTMENTS




AUTOMATED GOVERNMENT CASH RESERVES
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

    PRINCIPAL                                                                                                            VALUE
    AMOUNT
                    U.S. GOVERNMENT AGENCIES--100.4%
  $  43,500,000   1 Federal Farm Credit System Discount Notes, 5.140% - 5.150%, 8/4/2006 - 8/18/2006             $  43,447,757
    103,500,000   2 Federal Farm Credit System Floating Rate Notes, 5.206% - 5.376%, 8/1/2006 - 10/13/2006         103,485,852
      9,355,000     Federal Farm Credit System Notes, 1.875% - 4.125%, 8/25/2006 - 1/19/2007                         9,306,543
    200,358,000   1 Federal Home Loan Bank System Discount Notes, 4.935% - 5.309%, 8/4/2006 - 10/18/2006           199,754,018
     24,000,000   2 Federal Home Loan Bank System Floating Rate Notes, 5.039% - 5.380%, 8/2/2006 - 10/10/2006       23,994,063
     49,215,000     Federal Home Loan Bank System Notes, 2.750% - 5.500%, 8/15/2006 - 7/13/2007                     49,016,589
                       TOTAL INVESTMENTS --- 100.4%                                                                429,004,822
                       (AT AMORTIZED COST)3
                       OTHER ASSETS AND LIABILITIES --- NET --- (0.4)%                                             (1,853,457)
                       TOTAL NET ASSETS --- 100%                                                                 $ 427,151,365

   1 Discount rate at time of purchase.
   2 Floating rate note with current rate and next reset date shown. 3 Also represents cost for federal tax purposes.

    Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.






AUTOMATED TREASURY CASH RESERVES
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

    PRINCIPAL                                                              VALUE
    AMOUNT
                U.S. TREASURY OBLIGATIONS--100.0%
                U.S. TREASURY BILLS--77.7%1
  $ 34,500,000  4.710% - 4.780%, 8/3/2006                         $  34,490,897
    36,500,000  4.760% - 4.790%, 8/10/2006                           36,456,421
     8,000,000  4.765% - 4.910%, 8/17/2006                            7,982,864
     5,000,000  4.830%, 9/21/2006                                     4,965,787
     7,000,000  4.890%, 10/5/2006                                     6,938,196
    10,000,000  4.915%, 8/24/2006                                     9,968,599
                   TOTAL                                            100,802,764
                U.S. TREASURY NOTES--22.3%
     2,000,000  2.375%, 8/15/2006                                     1,998,157
     3,000,000  2.375%, 8/31/2006                                     2,993,422
    12,000,000  2.500%, 9/30/2006                                    11,948,829
     2,000,000  2.875%, 11/30/2006                                    1,985,033
    10,000,000  6.500%, 10/15/2006                                   10,024,271
                   TOTAL                                             28,949,712
                   TOTAL INVESTMENTS --- 100.0%                     129,752,476
                   (AT AMORTIZED COST)2
                   OTHER ASSETS AND LIABILITIES --- NET --- 0.0%         52,568
                   TOTAL NET ASSETS --- 100%                      $ 129,805,044

   1 Discount rate at time of purchase.
   2 Also represents cost for federal tax purposes.

    Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.







U.S. TREASURY CASH RESERVES
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                  U.S. TREASURY OBLIGATIONS-99.9%
                  U.S. TREASURY BILLS-74.0%1
   $ 757,500,000  4.700% - 4.780%, 8/3/2006                     $   757,300,371
     722,500,000  4.730% - 4.790%, 8/10/2006                        721,638,017
      55,000,000  4.765% - 4.910%, 8/17/2006                         54,880,493
     105,000,000  4.780%, 9/21/2006                                 104,288,975
     193,000,000  4.890%, 10/5/2006                                 191,295,971
      85,000,000  4.915%, 8/24/2006                                  84,733,088
                     TOTAL                                        1,914,136,915
                  U.S. TREASURY NOTES-25.9%
      98,000,000  2.375%, 8/15/2006                                  97,909,693
      97,000,000  2.375%, 8/31/2006                                  96,787,324
     238,000,000  2.500%, 9/30/2006                                 236,984,366
      48,000,000  2.875%, 11/30/2006                                 47,640,781
     190,000,000  6.500%, 10/15/2006                                190,461,156
                     TOTAL                                          669,783,320
                     TOTAL INVESTMENTS-99.9%                      2,583,920,235
                      (AT AMORTIZED COST)2
                     OTHER ASSETS AND LIABILITIES -NET -0.1%          1,818,980
                     TOTAL NET ASSETS - 100%                    $ 2,585,739,215

   1 Discount rate at time of purchase.
   2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.









ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  MONEY MARKET OBLIGATIONS TRUST

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER
                             (INSERT NAME AND TITLE)

DATE        September 20, 2006


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
                J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER


DATE        September 20, 2006


BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER


DATE        September 20, 2006